CAPITAL MANAGEMENT - Declaration of Trust (Details)	Dec. 31, 2023
Disclosure of objectives, policies and processes for managing capital [abstract]
Maximum percentage of total indebtedness on Gross Book Value	65.00%
Maximum percentage of proposed investment on Gross Book Value	15.00%